Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of impaired loans
Total, Recorded Investment	$ 7,086	$ 5,242
Total, Unpaid Principal Balance	7,086	5,242
Total, Related Allowance	352	966
Total, Average Recorded Investment	7,391	5,231
Total, Interest Income Recognized	351	254
Commercial [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment
With an allowance recorded, Recorded Investment	286	296
Total, Recorded Investment	286	296
With no specific allowance needed, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	286	296
Total, Unpaid Principal Balance	286	296
Total, Related Allowance	176	296
With no specific allowance needed, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	453	267
Total, Average Recorded Investment	453	267
With no specific allowance needed, Interest Income Recognized
With an allowance recorded, Interest Income Recognized	11	11
Total, Interest Income Recognized	11	11
Commercial Real Estate [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	4,459
With an allowance recorded, Recorded Investment	1,226	4,477
Total, Recorded Investment	5,685	4,477
With no specific allowance needed, Unpaid Principal Balance	4,459
With an allowance recorded, Unpaid Principal Balance	1,226	4,477
Total, Unpaid Principal Balance	5,685	4,477
Total, Related Allowance	154	670
With no specific allowance needed, Average Recorded Investment	4,427
With an allowance recorded, Average Recorded Investment	1,257	4,492
Total, Average Recorded Investment	5,684	4,492
With no specific allowance needed, Interest Income Recognized	219
With an allowance recorded, Interest Income Recognized	58	212
Total, Interest Income Recognized	277	212
Agricultural [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	406	469
Total, Recorded Investment	406	469
With no specific allowance needed, Unpaid Principal Balance	406	469
Total, Unpaid Principal Balance	406	469
With no specific allowance needed, Average Recorded Investment	444	472
Total, Average Recorded Investment	444	472
With no specific allowance needed, Interest Income Recognized	33	31
Total, Interest Income Recognized	33	31
Residential [Member]
Summary of impaired loans
With no specific allowance needed, Recorded Investment	506
With an allowance recorded, Recorded Investment	203
Total, Recorded Investment	709
With no specific allowance needed, Unpaid Principal Balance	506
With an allowance recorded, Unpaid Principal Balance	203
Total, Unpaid Principal Balance	709
Total, Related Allowance	22
With no specific allowance needed, Average Recorded Investment	608
With an allowance recorded, Average Recorded Investment	202
Total, Average Recorded Investment	810
With no specific allowance needed, Interest Income Recognized	23
With an allowance recorded, Interest Income Recognized	7
Total, Interest Income Recognized	$ 30